Munder Index 500 Fund (Prospectus Summary) | Munder Index 500 Fund
Munder Index 500 Fund
INVESTMENT OBJECTIVE
The Fund's investment objective is to provide performance and income that is comparable to the S&P 500® Index.
FEES & EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the
Munder Funds.  More information about these and other discounts is available from your financial professional and in the section entitled "Applicable Sales
Charges" on page 9 of the Fund's Prospectus and the section entitled "Additional
Purchase, Redemption, Exchange and Conversion Information" on page 58 of the
Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Munder Index 500 Fund	Class A Shares		Class B Shares		Class K Shares	Class R Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	[1]	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	none		3.00%	[2]	none	none	none
[1]	The sales charge declines as the amount invested increases.
[2]	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class B shares within six years of purchase and declines over time.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Munder Index 500 Fund	Class A Shares		Class B Shares		Class K Shares	Class R Shares		Class Y Shares
Management Fees	0.20%		0.20%		0.20%	0.20%		0.20%
Distribution and/or Service (12b-1) Fees	0.25%	[1]	1.00%	[1]	none	0.50%	[2]	none
Other Expenses	0.45%		0.45%		0.70%	0.46%		0.45%
Total Annual Fund Operating Expenses	0.90%		1.65%		0.90%	1.16%		0.65%
[1]	The distributor has voluntarily agreed to waive a portion of its Rule 12b-1 fees with respect to Class A and Class B shares for the current fiscal year. The distributor may discontinue the fee waiver at any time in its sole discretion. As a result of the fee waivers, the Fund's 12b-1 Fees and Total Annual Fund Operating Expenses would be 0.15% and 0.80%, respectively, for Class A shares, and 0.50% and 1.15%, respectively, for Class B shares.
[2]	Under the Fund's Distribution Agreement, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Munder Index 500 Fund (USD $)	Class A Shares	Class B Shares	Class K Shares	Class R Shares	Class Y Shares
Expense Example, with Redemption, 1 Year	340	468	92	118	66
Expense Example, with Redemption, 3 Years	530	720	287	368	208
Expense Example, with Redemption, 5 Years	736	997	498	638	362
Expense Example, with Redemption, 10 Years	1,330	1,754	1,108	1,409	810

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Munder Index 500 Fund (USD $)	Class A Shares	Class B Shares	Class K Shares	Class R Shares	Class Y Shares
Expense Example, No Redemption, 1 Year	340	168	92	118	66
Expense Example, No Redemption, 3 Years	530	520	288	368	208
Expense Example, No Redemption, 5 Years	736	897	498	638	362
Expense Example, No Redemption, 10 Years	1,330	1,754	1,108	1,409	810

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 3%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The sub-advisor invests, under normal circumstances, at least 80% of the Fund's assets in equity securities of companies in the S&P 500® Index. This investment strategy may not be changed without 60 days' prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes. In practice, the Fund typically holds all 500 of the stocks in the S&P 500® Index, which is a capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market.

The Fund is managed through the use of a "quantitative" or "indexing" investment approach, which tries to replicate the composition and performance of the S&P
500® Index through statistical procedures. The sub-advisor invests in stocks that are included in the S&P 500® Index in approximately the same proportions as they are represented in the index. As a result, the sub-advisor does not use traditional methods of stock selection, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund seeks to achieve a correlation between the performance of its portfolio and the S&P 500® Index of at least 0.95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P
500® Index.

The sub-advisor uses futures contracts to manage cash, accrued dividends and other non-performing assets in an effort to minimize performance disparity between the Fund and the S&P 500® Index. From time to time, the sub-advisor may use exchange-traded funds (ETFs) to manage cash.
PRINCIPAL INVESTMENT RISKS
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:

Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

Tracking Risk

The Fund's ability to track the return of the S&P 500® Index is impacted by the fact that the Fund pays fees and transaction costs, while the Index does not;
therefore, the Fund's returns are likely to be lower than those of the Index.
Tracking variance may also result from the impact of share purchases, redemptions and other factors not affecting the Index.

Index Strategy Risk

The Fund will invest in the securities included in the S&P 500® Index regardless of market trends. As a result, the Fund does not modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the large-capitalization sector of the U.S.
stock market.

Derivatives Risk

Derivatives, such as futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices. The Fund "covers" its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover.
The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange.
The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF's operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
PERFORMANCE
The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund's performance from year to year over the past ten years and by showing the Fund's average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index. When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website,
www.munder.com, or by calling (800) 468-6337.

The annual returns in the bar chart are for the Fund's least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be lower.
TOTAL RETURN (%) per calendar year

YTD through 9/30/12: 15.98% Best Quarter: 15.83% (quarter ended 6/30/09) Worst Quarter: -22.12% (quarter ended 12/31/08)
AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2011 (including maximum sales charges)
Average Annual Total Returns Munder Index 500 Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Since Inception Tertiary	Average Annual Returns, Since Inception Quaternary
Class A Shares	CLASS A Return Before Taxes	(1.14%)	(1.32%)	2.04%	7.07%	Dec. 09, 1992
Class B Shares	CLASS B Return Before Taxes	(1.59%)	(1.26%)	2.07%	6.03%	Oct. 31, 1995
Class K Shares	CLASS K Return Before Taxes	1.24%	(0.89%)	2.25%	7.15%	Dec. 07, 1992
Class R Shares	CLASS R Return Before Taxes	1.04%	(1.14%)		3.01%	Jul. 29, 2004
Class Y Shares	CLASS Y Return Before Taxes	1.54%	(0.64%)	2.51%	7.94%	Dec. 01, 1991
Class Y Shares After Taxes on Distributions	CLASS Y Return After Taxes on Distributions	(0.93%)	(2.13%)	1.60%	6.79%	Dec. 01, 1991
Class Y Shares After Taxes on Distributions and Sales	CLASS Y Return After Taxes on Distributions and Sale of Fund Shares	3.43%	(0.67%)	2.05%	6.69%	Dec. 01, 1991
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	8.36%		7.85%	6.81%	3.92%

The index returns from inception for Class Y, A, B, K and R shares are as of
12/1/91, 12/1/92, 11/1/95, 12/1/92 and 8/1/04, respectively. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of
Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class Y shares.  The after-tax returns of the Class A, B, K and R shares will vary from those shown for the Class Y shares because, as noted
above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.